Equity (Details) - Schedule of Consolidated Statements of Operations - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pre-share forward split [Member]
Loss per share
Basic and diluted loss per ordinary share	$ (552.96)	$ (418.15)
Weighted average number of shares used in computation:
Basic and diluted	14,770	16,026
Adjustments [Member]
Loss per share
Basic and diluted loss per ordinary share	$ 552.75	$ 417.99
Weighted average number of shares used in computation:
Basic and diluted	38,387,230	41,651,574
Post-share forward split [Member]
Loss per share
Basic and diluted loss per ordinary share	$ (0.21)	$ (0.16)
Weighted average number of shares used in computation:
Basic and diluted	38,402,000	41,667,600